3. Other income, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 ZHEJIANG CNY	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY
Exchange (loss)/gain, net	$ (18)	$ (17)	$ 26
Rental income	72	65	56
Gain on disposal of intangible asset				23
Gain on disposal of property, plant and equipment				41
Subsidy income (note i)				6,893	7,170	4,483
Sales of scrapped materials				18	31	78
Others				449	140	600
Total	$ 54	$ 48	$ 82	7,424	7,341	5,161